INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

18. INCOME TAXES

Income tax expenses (benefits)

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Income (loss) before income taxes
Canada	(61,880)	(31,896)	5,922
United States	8,319	(113,262)	66,431
PRC including Hong Kong and Taiwan	204,632	189,398	(32,716)
Japan	29,335	50,642	54,770
Other	28,215	50,381	51,313
	208,621	145,263	145,720
Current tax expense (benefit)
Canada	(3,420)	36,226	(1,124)
United States	(4,803)	(71,421)	15,937
PRC including Hong Kong and Taiwan	44,622	30,276	47,356
Japan	13,229	18,941	24,047
Other	7,057	8,233	16,865
	56,685	22,255	103,081
Deferred tax expense (benefit)
Canada	(6,558)	(10,792)	685
United States	(2,412)	23,173	(1,604)
PRC including Hong Kong and Taiwan	(5,333)	(17,998)	(65,017)
Japan	(2,953)	(10,571)	(353)
Other	2,637	(8,050)	(948)
	(14,619)	(24,238)	(67,237)
Total income tax expense (benefit)
Canada	(9,978)	25,434	(439)
United States	(7,215)	(48,248)	14,333
PRC including Hong Kong and Taiwan	39,289	12,278	(17,661)
Japan	10,276	8,370	23,694
Other	9,694	183	15,917
	42,066	(1,983)	35,844

The Company mainly operates in Canada, PRC, Japan, the United States and Hong Kong.

18. INCOME TAXES (Continued)

Canada

CSI was incorporated in Ontario, Canada and was subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% for the year ended December 31, 2019, and for the period from January 2020 to June 2020. In July 2020, CSI filed articles of continuance, or the articles, to change its jurisdiction from the federal jurisdiction of Canada to the provincial jurisdiction of the Province of British Columbia. CSI is subject to federal, Ontario provincial and British Columbia provincial corporate income taxes at a rate of 26.5% for the period from July 2020 through December 31, 2021.

Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 25% for all years ended December 31, 2019, 2020 and 2021.

United States

Canadian Solar (USA) Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 22.9%, 22.2% and 26.4% for the years ended December 31, 2019, 2020 and 2021, respectively.

Recurrent Energy Group Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 27.9%, 26.1% and 22.2% for the years ended December 31, 2019, 2020 and 2021, respectively.

Japan

Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 31.8% for the years ended December 31, 2019, 2020 and 2021, respectively.

Germany

Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2019, 2020 and 2021, respectively.

Vietnam

Canadian Solar Manufacturing Vietnam Co., Ltd was incorporated in Vietnam and is subject to Vietnamese corporate income taxes at a normal statutory rate of 10%. The Company enjoyed full tax exemption from 2016 to 2019 and uses a reduced statutory rate of 5% from 2020 to 2028.

Thailand

Canadian Solar Manufacturing (Thailand) Co.,Ltd. was incorporated in Thailand and is subject to Thailand corporate income taxes at a normal statutory rate of 20%. The Company currently has two Board of Investment certificates for full tax exemption which have different effective years. The licenses both started from year 2017, one of which will expire in 2022 and the other in 2025.

Hong Kong

Canadian Solar International Ltd. was incorporated in Hong Kong, China, and are subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2019, 2020 and 2021, respectively.

PRC

The other major operating subsidiaries, including CSI Solartronics (Suzhou) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Co., Ltd. and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law (“EIT Law”).

Certain of the Company’s PRC subsidiaries, such as Suzhou Sanysolar Materials Technology Co., Ltd., Changshu Tegu New Material Technology Co., Ltd., CSI New Energy Development (Suzhou) Co., Ltd. (formerly known as Suzhou Gaochuangte New Energy Development Co., Ltd.), and Changshu Tlian Co., Ltd. were HNTEs and enjoyed preferential enterprise income tax rates.

18. INCOME TAXES (Continued)

PRC (Continued)

Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2019	2020	2021
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(1)%	4%	3%
Effect of different tax rate on earnings in other jurisdictions	3%	(6)%	9%
Effect of tax holiday	(4)%	(1)%	(3)%
Effect of true-up	(3)%	(13)%	4%
Unrecognized tax provision	—%	—%	(5)%
Change in valuation allowance	(3)%	(14)%	(3)%
Effect of change in tax rate	(1)%	2%	(7)%
Others	2%	—%	—%
	20%	(1)%	25%

The aggregate amount and per share effect of tax holiday are as follows:

	Years Ended December 31,
	2019	2020	2021

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	7,956	1,287	4,466
Per share — basic	0.13	0.02	0.07
Per share — diluted	0.13	0.02	0.07

18. INCOME TAXES (Continued)

PRC (Continued)

The components of the deferred tax assets and liabilities are presented as follows:

	At December 31,	At December 31,
	2020	2021
	$	$
Deferred tax assets:
Accrued warranty costs	8,699	14,942
Bad debt allowance	3,218	12,175
Inventory write-down	3,121	1,404
Future deductible expenses	24,454	24,910
Depreciation and impairment difference of property, plant and equipment and solar power systems	30,138	24,561
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	406	39
Government subsidies	16,461	39,470
Net operating losses carry-forward	85,850	110,012
Unrealized foreign exchange loss and capital loss	1,221	491
Interest limitation	1,956	10,800
Others	30,958	47,690
Total deferred tax assets, gross	206,482	286,494
Valuation allowance	(50,118)	(45,682)
Total deferred tax assets, net of valuation allowance	156,364	240,812

Deferred tax liabilities:
Derivative assets	996	2,153
Depreciation difference of property, plant and equipment	17,027	27,776
Insurance recoverable	785	32
Unrealized foreign exchange gain	10,746	3,452
Others	5,234	19,046
Total deferred tax liabilities	34,788	52,459
Net deferred tax assets	121,576	188,353
Analysis as:
Deferred tax assets	170,656	236,503
Deferred tax liabilities	(49,080)	(48,150)
Net deferred tax assets	121,576	188,353

18. INCOME TAXES (Continued)

PRC (Continued)

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises in PRC earned after January 1, 2008, are subject to a 5% or 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2021, all of the undistributed earnings of approximately $604,781 attributable to the Company’s PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $30,239 to $60,478 depending on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

Valuation allowance

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Beginning balance	76,522	70,627	50,118
Additions (reversals)	(6,156)	(21,585)	(4,671)
Foreign exchange effect	261	1,076	235
Ending balance	70,627	50,118	45,682

As of December 31, 2021, the Company has accumulated net operating losses of $700,667 of which $398,744 will expire between 2022 and 2041, and the remaining can be carried forward and back.

The Company considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

●	Tax planning strategies;
●	Future reversals of existing taxable temporary differences;
●	Further taxable income exclusive of reversing temporary differences and carry-forwards;

18. INCOME TAXES (Continued)

Valuation allowance (Continued)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

The Company has recognized a valuation allowance of $50,118 and $45,682 as at December 31, 2020 and 2021, respectively.

Uncertain tax positions

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2020 and 2021 was $5,101 and $1,585, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

The following table illustrates the movement and balance of the Company’s liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2019, 2020 and 2021, respectively.

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Beginning balance	15,730	10,557	9,628
Addition for tax positions related to the current year	11	—	—
Reductions for tax positions from prior years/Statute of limitations expirations	(5,720)	(1,011)	(3,763)
Foreign exchange effect	536	82	(2)
Ending balance	10,557	9,628	5,863

The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada, China and the United States. Generally, the Company’s taxation years from 2015 to 2021 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company’s income tax returns for 2016 through 2021 remain open to examination by the U.S. tax authorities.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company’s Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2016 retrospectively, and on transfer pricing matters for taxation years up to 2011 retrospectively. There is no statute of limitations in case of tax evasion in PRC.